Credit Risk - Disclosure of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,044)	£ (8,681)
Netting	(1,582)	(470)
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(206,300)	(193,200)
Netting	(1,200)	(100)
Net carrying amount	91,100	95,300
Financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	1,300
Collateral cash	(400)	(700)
Collateral non-cash	0	0
Netting	(400)	(400)
Net carrying amount	200	200
Derivative financial instruments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	1,200
Collateral cash	(400)	(700)
Collateral non-cash	0	0
Netting	(400)	(400)
Net carrying amount	100	100
Other financial assets at FVTPL | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100	100
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net carrying amount	£ 100	£ 100